Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
Columbia Global Opportunities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 10,000		$ 9,711	$ 10,724	$ 11,393	$ 11,607	$ 12,360	$ 14,518	$ 12,109	$ 12,494	$ 13,631	$ 14,836
Columbia Global Opportunities Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,332	11,433	12,178	12,439	13,281	15,638	13,077	13,520	14,790	16,139
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000		10,945	10,805	10,753	11,369	12,261	12,357	10,555	10,269	10,578	11,043
Blended Benchmark [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,484	11,281	11,875	12,371	13,301	15,547	13,576	14,227	15,586	17,105
MSCI ACWI All Cap Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI All Cap Index (Net)
Accumulated Value	$ 9,422		$ 9,984	$ 11,695	$ 13,001	$ 13,251	$ 14,054	$ 18,950	$ 16,848	$ 18,944	$ 22,034	$ 25,354